Cover Page	Feb. 01, 2020
Cover page.
Amendment Flag	false
Entity Central Index Key	0000091767
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	SON
Title of 12(b) Security	No par value common stock
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	383-7000
City Area Code	843
Entity Address, Postal Zip Code	29550
Entity Address, State or Province	SC
Entity Address, City or Town	Hartsville
Entity Address, Address Line One	1 N. Second St.
Entity Tax Identification Number	57-0248420
Entity Incorporation, State or Country Code	SC
Entity File Number	001-11261
Entity Registrant Name	SONOCO PRODUCTS COMPANY
Document Period End Date	Feb. 01, 2020
Document Type	8-K